Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Realized gain (loss):
Interest rate swap contracts	$3,812	$1,180	$(2,840)
Foreign exchange forward contracts	(2,933)	1,084	280
Total realized gain (loss):	879	2,264	(2,560)
Unrealized gain (loss):
Interest rate swap contracts	(20,663)	4,429	5,514
Foreign exchange forward contracts	1,987	(2,654)	1,877
Total unrealized gain (loss):	(18,676)	1,775	7,391
Total realized and unrealized gain (loss) on derivative instruments:	$(17,797)	$4,039	$4,831